10. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
12. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

NOTE 12. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Legal Proceedings

        Except as set forth below, there are no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations.

        On September 15, 2014, the Company entered into an agreement with Daniel McGroarty, the Company's former President, to, among other things, repurchase 16,667 shares of the Company's common stock by September 22, 2014 at $3.30 per share and 50,000 shares of the Company's common stock by October 15, 2014 at $3.30 per share and were granted an option to repurchase 133,334 shares of the Company's common stock at $3.30 per share on or before January 1, 2015. As of January 29, 2015, the Company had not repurchased these shares and the balance of $220,000 is currently due and payable. On December 29, 2014, the Company was served with a AAA demand for arbitration by Mr. McGroarty, which alleged breach of contract. Mr. McGroarty is seeking specific performance, compensatory damages of $930,000 and reasonable attorneys' fees and costs. On January 14, 2015, the Company submitted its answering statement denying the allegation of Mr. McGroarty and on January 15, 2015, the Company submitted a counterclaim for breach of contract and seeks rescission and damages in an amount over $500,000. The Company intends to defend itself vigorously in this action.

Employment and Consulting Agreements

Logic International Consulting Group LLC

        On March 11, 2011, the Company signed an exclusive Services Agreement with Logic. Under the Services Agreement, Logic agreed to provide certain advisory services to the Company. On December 31, 2011, the Services Agreement was automatically extended to December 11, 2013 and can be renewed for additional 12-month periods unless either party gives the other 45 days written notice of termination. The Services Agreement can be cancelled with 90 days written notice. The Services Agreement provides for a monthly payment of $50,000 to Logic. As of September 30, 2014, the Company owed Logic the amount of $50,000 for accrued but unpaid service fees.

        On March 10, 2011, the Company issued a warrant to Logic for the purchase of 433,334 shares of the Company's common stock. The warrant was exercisable at $1.50 per share for a period of five years expiring on March 10, 2016. The warrant contains certain dilutive provisions related to subsequent equity sales and the issuance of additional common stock. The warrant contains certain piggyback registration rights.

        On November 29, 2011, the Company issued a warrant to Logic for the purchase of 233,334 shares of the Company's common stock. The warrant was exercisable at $1.50 per share on a cash or cashless basis for a period of five years expiring on November 29, 2016. The warrant contained certain dilutive provisions related to subsequent equity sales and the issuance of additional common stock. The warrant contains certain piggyback registration rights.

        On December 31, 2011, Logic cancelled the warrant granted on March 10, 2011 for 433,334 shares and the warrant granted on November 29, 2011 for 233,334 shares.

        On December 31, 2011, the Company issued a warrant to Logic for the purchase of 433,334 shares of the Company's common stock. The warrant is exercisable at $1.50 per share for a period of five years expiring on March 9, 2016. In addition, on December 31, 2011, the Company issued a warrant to Logic for the purchase of 233,334 shares of the Company's common stock. The warrant is exercisable at $1.50 per share for a period of five years expiring on November 28, 2016. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $21.00 or more for the Company's common stock has been sustained for five trading days. The warrants contain certain piggyback registration rights.

        On June 28, 2013, Logic converted liabilities of $800,000 into 266,667 shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 per share, and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.

        Since June 2013, the Company has also agreed to reimburse Logic for a portion of the compensation due to Mr. Cassidy's administrative assistant in the amount of $2,500 per month. As of September 30, 2014, the Company owed Logic the amount of $2,500 for accrued but unpaid administrative fees.

Diane Cassidy

        Since June 2013, the Company retained Diane Cassidy, the sister of the Company's Chief Executive Officer and Director, Kevin Cassidy, as a consultant to perform certain management services. From June 2013 to October 2013, Ms. Cassidy was paid at the rate of $5,000 per month, increasing to $10,000 per month in November 2013 and December 2013. From February 2014 through May 2014, she was paid at the rate of $16,667 per month. On May 19, 2014, the Company entered into a Consulting Agreement with Ms. Cassidy whereby Ms. Cassidy will provide certain management services. Under the agreement, Ms. Cassidy is entitled to $17,000 per month. The agreement has an initial term of one year, with automatic renewal for one year periods unless terminated by either party on 90 days' prior written notice. After the initial term, and during any additional term, either party can terminate the agreement as of the end of a calendar month on 60 days' prior written notice.

Lattimore Properties

        As of July 1, 2012, Lattimore Properties, an affiliate of John Victor Lattimore, Jr., the Company's Chairman of the Board, entered into a Consulting Agreement with Logic pursuant to which Lattimore Properties is to provide executive management, strategic planning and general office administration to Logic for a fee of $25,000 per month. The agreement has a term of one year commencing on July 1, 2013, unless sooner terminated on 30 days' prior written notice. The term of the agreement may be extended upon the mutual written agreement of the parties.

Mark Scott

        On December 19, 2011, the Company entered into a Consulting Agreement with Mark Scott in connection with his service as the Company's Chief Financial Officer. Under the agreement Mr. Scott was entitled to $4,000 per month plus $3,000 of shares of the Company's common stock per month based on a $8.55 per share price. On August 31, 2012, the Company's board of directors approved the issuance of 24,000 shares of common stock to Mr. Scott. The term of the Consulting Agreement expired on December 31, 2012, and the Company paid Mr. Scott $5,000 per month on a month-to-month basis during 2013 and $10,000 per month during 2014. On April 30, 2014, Mr. Scott was removed as Chief Financial Officer and between June 1, 2014 and August 13, 2014, the Company retained Mr. Scott as a consultant at a rate of $5,000 per month.

Michael Parnell

        On December 10, 2010, the Company entered into a Revised Employment Agreement with Michael Parnell, its former Chief Executive Officer, Chief Operating Officer and a Director. Under the terms of the employment agreement, Mr. Parnell's annual salary was $125,000 in year one, $137,500 in year two and $151,000 in year three. Mr. Parnell was awarded 100,000 shares of restricted common stock. In the event that the Company is sold or merged or there is a change in control, Mr. Parnell was entitled to receive at his discretion, severance of $500,000 in cash or restricted common stock at $1.50 per share. Mr. Parnell was eligible for vacation of six weeks, benefit programs and incentive bonuses as approved by the Company's board of directors. The employment agreement had a three-year term and was automatically renewable for additional one-year periods unless 90 days' notice is provided by either party.

        On July 26, 2011, the Company entered into an Addendum to the Revised Employment Agreement with Mr. Parnell. The addendum extended the term of employment until December 10, 2015, subject to additional one-year renewal periods unless 90 days' notice is provided by either party. The addendum provided, that Mr. Parnell's annual salary for year four was $166,100 and $182,710 for year five. The Company also agreed to issue to Mr. Parnell 41,667 restricted shares of its common stock in years four and five. In the event of a change in control by merger, acquisition, takeover or otherwise, the share amounts due in years four and five would become immediately due and payable.

        On June 26, 2013, Mr. Parnell resigned as the Chief Operating Officer and a Director of the Company and accepted the position of National Accounts Director for the media business.

        On January 28, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc., the then media subsidiary of the Company, and certain related media assets held by the Company to Mr. Parnell or a designated affiliate of Mr. Parnell. On May 12, 2014, the Company and an affiliate of Mr. Parnell entered into a Master Sale Agreement, and related Share Purchase Agreement and Asset Purchase Agreement, and completed the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014. In connection with this transaction, Mr. Parnell resigned as National Accounts Director on May 12, 2014 and the Revised Employment Agreement and addendum thereto were terminated immediately.

        On May 12, 2014, the Company and Mach One Media Group, Inc. ("Mach One") entered into a Master Sale Agreement, and related Share Purchase Agreement and Asset Purchase Agreement, pursuant to which Mach One acquired all of the outstanding stock of Media Depot, Inc., a wholly-owned subsidiary of the Company, and acquired the assets and assumed the liabilities of the Company related to the media business effective January 1, 2014. Mach One is an affiliate of Michael D. Parnell, the Company's former Chief Executive Officer, National Accounts Director and Director. In addition, the Company and the Michael D. Parnell Living Trust (the "Parnell Trust") entered into an amendment to the Repurchase Option Agreement dated January 28, 2014, whereby the Company has the option to repurchase up to 266,667 shares of its common stock from the trust at $3.00 per share. The amendment extended the date on which the Company may exercise the right to repurchase the first 66,667 shares from March 15, 2014 to June 15, 2014 such that the Company may, at its option, repurchase 133,334 shares on or before June 15, 2014 and a further 66,667 shares on each of September 15, 2014 and December 15, 2014. As of September 30, 2014, the Company's option to repurchase 200,000 shares on or before September 15, 2014 had expired. The Company and Mr. Parnell also entered into a Termination and Release Agreement whereby Mr. Parnell resigned as National Accounts Director of the Company effective immediately, his employment agreement was terminated, and all compensation due to Mr. Parnell was extinguished. The agreement also provides for a mutual release of claims by the parties, and an indemnification by the Company of Mr. Parnell in certain circumstances.

Daniel McGroarty

        On November 29, 2011, Daniel McGroarty was appointed the Company's President. On January 1, 2012, the Company entered into an Executive Employment Agreement with Mr. McGroarty employing Mr. McGroarty as its President. Under the terms of the employment agreement, Mr. McGroarty's salary was $120,000 in year one and was to be negotiated in years two and three. The employment agreement also provided for the grant to Mr. McGroarty of 216,667 shares of restricted Company common stock and further provided that 33,334 shares of common stock that were previously granted to Mr. McGroarty were fully vested as of November 30, 2011. The employment agreement had a three-year term and was automatically renewable for additional one-year periods unless 90 days' notice is provided by either party.

        On August 14, 2013, the Company accepted the resignation of Daniel McGroarty effective July 31, 2013 as President of the Company and its subsidiaries. The parties entered into a Stock Repurchase Option and Severance Agreement whereby: (i) the parties agreed to settle all back pay and compensation claims with a payment of $60,000; (ii) the Company agreed to repurchase 33,334 of shares of its common stock from Mr. McGroarty on or before September 30, 2013 for $100,000 or $3.00 per share, which was subsequently paid; and (iii) the Company paid $40,000 for an option to acquire up to 266,667 shares of our common stock from Mr. McGroarty for $3.00 per share on or before April 30, 2014. The foregoing option was not exercised and on September 15, 2014, the Company entered into a further agreement with Mr. McGroarty pursuant to which the Company agreed, among other things, to repurchase 16,667 shares of its common stock by September 22, 2014 at $3.30 per share and 50,000 shares of its common stock by October 15, 2014 at $3.30 per share and were granted an option to repurchase 133,334 shares of its common stock at $3.30 per share on or before January 1, 2015. As of January 29, 2015, the Company had not repurchased these shares and the balance of $220,000 is currently due and payable. See "Note 12—Legal Proceedings".

Leases

        The Company is obligated under various non-cancelable operating leases for their various facilities.

        The Company leases its principal executive offices at 5600 Tennyson Parkway, Suite 240, Plano, Texas 75024-3818. The lease of this 1,588 square foot space is for a term expiring on November 30, 2016, and provides for monthly rental payments of $3,441.

        The Company leases a corporate apartment at 5721 Henry Cook Boulevard, Plano, Texas 75024. The lease of this 1,024 square foot space is for a term expiring on February 10, 2015, and provides for monthly rental payments of $1,730.

        The Company also leases 5,000 square feet of office and storage space at 120 Vandervoot Street, Salmon, Idaho. The Salmon facility is used by our employees and contractors when they are involved in exploration or other activities relating to our Idaho or Montana claims, and is also used to store tools, materials used in our exploratory activities, and samples collected from the claim sites. This lease provides for monthly rentals of $1,200 and expires November 4, 2014, with an option to renew for an additional term at a rent to be negotiated.

        In addition, pursuant to the Settlement Agreement and General Release dated March 15, 2013, and approved by the District Court of Clark County, Nevada, on June 5, 2013, the Company is obligated, under certain circumstances, to assume a lease of certain office space in Salt Lake City, Utah with a monthly rent of $6,000.

        The aggregate unaudited future minimum lease payments, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2015	$63,206
2016	41,288
2017	6,881
2018	—
2019	—
Beyond	—

Total	$111,375

NOTE 10. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

        There are no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations.

Employment and Consulting Agreements

Logic International Consulting Group LLC

        On March 11, 2011, the Company signed an exclusive Services Agreement with Logic. Under the Services Agreement, Logic agreed to provide certain advisory services to us. On December 31, 2011, the Services Agreement was automatically extended to December 11, 2013 and can be renewed for additional terms of 12 month periods unless either party gives the other 45 days written notice of termination. The Services Agreement can be cancelled with ninety days written notice. The Services Agreement provides for a monthly payment of $50,000 to Logic.

        On March 10, 2011, the Company issued a warrant to Logic for the purchase of 433,334 shares of the Company's common stock. The warrant was exercisable at $1.50 per share for a period of five years expiring on March 10, 2016. The warrant contains certain dilutive provisions related to subsequent equity sales and the issuance of additional common stock. The warrant contains certain piggyback registration rights.

        On November 29, 2011, the Company issued a warrant to Logic for the purchase of 266,667 shares of the Company's common stock. The warrant was exercisable at $1.50 per share on a cash or cashless basis for a period of five years expiring on November 29, 2016. The warrant contained certain dilutive provisions related to subsequent equity sales and the issuance of additional common stock. The warrant contains certain piggyback registration rights.

        On December 31, 2011, Logic cancelled the warrant granted on March 10, 2011 for 433,334 shares and the warrant granted on November 29, 2011 warrant for 266,667 shares.

        On December 31, 2011, the Company issued a warrant to Logic for the purchase of 433,334 shares of the Company's common stock. The warrant is exercisable at $1.50 per share for a period of five years expiring on March 9, 2016. In addition, on December 31, 2011, the Company issued a warrant to Logic for the purchase of 266,667 shares of the Company's common stock. The warrant is exercisable at $1.50 per share for a period of five years expiring on November 28, 2016. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $21.00 or more for the Company's common stock has been sustained for five trading days. The warrants contain certain piggyback registration rights.

        On June 28, 2013, Logic converted liabilities of $800,000 into 266,667 of shares of the Company's common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.

Mark Scott

        On December 19, 2011, the Company entered into a Consulting Agreement with Mark Scott in connection with his service as the Company's Chief Financial Officer. Under the agreement Mr. Scott was entitled to $4,000 per month plus $3,000 of shares of the Company's common stock per month based on a $8.55 share price. On August 31, 2012, the Company's board of directors approved the issuance of 24,000 shares of common stock. The term of the Consulting Agreement expired on December 31, 2012 and the Company paid Mr. Scott $5,000 per month on a month to month basis during 2013.

Michael Parnell

        On December 10, 2010, the Company entered into a Revised Employment Agreement with Michael Parnell, its Company's former Chief Executive Officer, Chief Operating Officer and director. On June 26, 2013, Mr. Parnell accepted the position of National Accounts Director.

        Under the terms of the employment agreement, Mr. Parnell's annual salary was $125,000 in year one, $137,500 in year two and $151,000 in year three. Mr. Parnell was awarded 100,000 shares of common stock. In the event that the Company was sold or merged or there was a change in control, Mr. Parnell is entitled to receive at his discretion, severance of $500,000 in cash or common stock at $1.50 per share. Mr. Parnell is eligible for vacation of six weeks, benefit programs and incentive bonuses as approved by the Company's board of directors. The employment agreement had a three year term and was automatically renewable for additional one year periods unless ninety days' notice is provided by either party.

        On July 26, 2011, the Company entered into an Addendum to a Revised Employment Agreement with Mr. Parnell. The addendum extended the term of employment by two years until December 10, 2015 subject to additional one year renewal periods unless ninety days' notice is provided by either party. The addendum provides that Mr. Parnell's annual salary for year four is $166,100 and $182,710 for year five. The Company also agreed to issue to Mr. Parnell 41,667 shares of the Company's common stock in years four and five. In the event of a change in control by merger, acquisition, takeover or otherwise, the share amounts due in years four and five would become immediately due and payable.

        On January 11, 2014, the Company entered into a binding letter of intent to sell the common stock of Media Depot, Inc. and certain related media assets of the Company to Michael D. Parnell, or an affiliate of Mr. Parnell. Negotiations are proceeding to finalize definitive documents for the sale of the media business to an affiliate of Mr. Parnell effective January 1, 2014. The Company expects to close this transaction during the second quarter of 2014.

Daniel McGroarty

        On November 29, 2011, Daniel McGroarty was appointed the Company's President. On January 1, 2012, the Company entered into an Executive Employment Agreement with Mr. McGroarty employing Mr. McGroarty as the Company's President. Under the terms of the employment agreement, Mr. McGroarty's salary was $120,000 in year one and was to be negotiated in years two and three. The employment agreement also provided for the grant to Mr. McGroarty of 216,667 shares of common stock and further provided that 33,334 shares of common stock that were previously granted to Mr. McGroarty were fully vested as of November 30, 2011. The employment agreement had a three year term and was automatically renewable for additional one year periods unless ninety days' notice is provided by either party.

        On August 14, 2013, the Company accepted the resignation of Daniel McGroarty effective July 31, 2013 as President of U.S. Rare Earths and its subsidiaries. The parties entered into a Stock Repurchase Option and Severance Agreement whereby (i) the parties agreed to settle all back pay and compensation claims with a payment of $60,000; (ii) the Company agreed to repurchase 33,334 of shares of the Company's common stock from Mr. McGroarty on or before September 30, 2013 for $100,000 or $3.00 per share (paid); and (iii) the Company paid $40,000 for an option to acquire 266,667 shares of the Company's common stock from Mr. McGroarty for $800,000 or $3.00 per share or on or before April 30, 2014.

McKim and Company LLC

        On May 24, 2011, the Company signed a Financial Advisory Agreement with McKim and Company LLC. Under the McKim Agreement, McKim agreed to provide certain advisory services to the Company. The McKim Agreement expires May 23, 2014 and can be renewed for additional terms of six month periods unless either party gives the other 90 days written notice of termination. The Company issued a cashless warrant to McKim dated May 24, 2011 for the purchase of 83,334 shares of the Company's common stock. The warrant price is $1.50 per share and it expires May 24, 2016. The warrant was valued at $8.55 per share or $712,500 using the Black-Scholes-Merton option valuation model. The warrant contains certain piggyback registration rights.

        On June 12, 2012, McKim exercised a warrant granted by the Company on May 24, 2011 for the purchase of 70,313 shares of the Company's common stock. The warrant price was $1.50 per share. The warrant was valued at $8.55 per share using the Black-Scholes-Merton option valuation model. The warrant was exercised during the three months ended June 30, 2012 on a cashless basis. A notice filing under Regulation D was filed with the SEC on July 20, 2012 with regard to this stock issuance.

        On December 5, 2013, the Company issued 83,334 shares of common stock P-Con Consulting, Inc. under an Amended and Restated Agreement for Service for investor marketing dated November 27, 2013. The shares were valued at the fair market price of $8.25 per share and the Company expensed $687,500 during the three months ended December 31, 2013.

Leases

        The Company was not obligated under various non-cancelable operating leases for their various facilities as of December 31, 2013.